Basis of Presentation and Significant Accounting Policies - Summary of Reconciliation of Cash, Cash Equivalents, and Restricted Cash (Detail) - USD ($) $ in Thousands	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2021
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 18,624	$ 18,233		$ 44,758
Restricted Cash		0		4,800
Total cash, cash equivalents and restricted cash as shown in the consolidated statements of cash flows	$ 18,624	$ 18,233	$ 45,920	$ 49,558	$ 123,679